Fees Summary	May 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 98,006,000
Previously Paid Amount	0.00
Total Fee Amount	15,004.72
Total Offset Amount	0.00
Net Fee	15,004.72
Narrative - Max Aggregate Offering Price	$ 98,006,000
Final Prospectus	true